Label	Element	Value
Dreyfus Growth Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000737520_SupplementTextBlock	March 3, 2014 DREYFUS ALLOCATION FUNDS DREYFUS GROWTH ALLOCATION FUND Supplement to Summary and Statutory Prospectuses dated January 1, 2014
Risk/Return [Heading]	rr_RiskReturnHeading	Dreyfus Growth Allocation Fund
Strategy [Heading]	rr_StrategyHeading	The following supplements the information contained in the funds' summary prospectus under the section entitled "Principal Investment Strategy - Equity Investments - Emerging Markets" and "Fund Summary - Principal Investment Strategy - Equity Investments - Emerging Markets" in the statutory prospectus and "Fund Details - Goal and Approach- Equity Investments - Emerging Markets" in the statutory prospectus:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Dreyfus Global Emerging Markets Fund